Note 11 - Supplemental Disclosures With Respect to Cash Flows (Details Textual) - CAD ($)		6 Months Ended
	Aug. 22, 2023	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022
Statement Line Items [Line Items]
Adjustments for increase (decrease) in accounts payable and accrued liabilities		$ 417,892		$ 328,300
Increase (decrease) in number of shares outstanding, acquisition of exploration and evaluation assets (in shares)		29,900		879,732
Acquisition of exploration and evaluation assets		$ 225,126	$ 17,649	$ 134,805
Increase (decrease) in number of shares outstanding, shares issued for services (in shares)		30,900
Issue of equity, shares issued for services		$ 187,872
Underwriter warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, granted (in shares)	40,000	40,000
Class of warrant or right, granted, value		$ 270,400